Submission	Oct. 15, 2026
Submission [Line Items]
Central Index Key	0001013454
Registrant Name	Deutsche Mortgage & Asset Receiving Corporation
Registration File Number	333-283864
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES